UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

  The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset Managed Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended — was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed increased over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 23.3% when the period began.

Western Asset Managed Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiii at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting, on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential election given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended August 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.22% and ended the period at 1.33%. Their low for the period of 1.18% occurred on April 18, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.36% and ended the period at 2.12% — their low for the period. Their peak of 2.62% occurred on March 13, 2017.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended August 31, 2017, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 3.79% and 2.74%, respectively. The municipal market posted positive returns during five of the six months of the reporting period. This was driven by overall solid fundamentals and generally positive investor demand.

Performance review

For the six months ended August 31, 2017, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 3.54%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 3.79% for the same period. The Lipper General & Insured Municipal Debt Funds Category Average1 returned 3.66% over the same time frame.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 264 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Managed Municipals Fund

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	3.59%
Class A	3.54%
Class C	3.25%
Class I	3.59%
Bloomberg Barclays Municipal Bond Index	3.79%
Lipper General & Insured Municipal Debt Funds Category Average	3.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2017 for Class 1, Class A, Class C and Class I shares were 1.83%, 1.65%, 1.17% and 1.83%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2017, the gross total annual fund operating expense ratios for Class 1, Class A, Class C and Class I shares were 0.56%, 0.66%, 1.23% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

[1]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.59%	$1,000.00	$1,035.90	0.58%	$2.98	Class 1	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class A	3.54	1,000.00	1,035.40	0.67	3.44	Class A	5.00	1,000.00	1,021.83	0.67	3.41
Class C	3.25	1,000.00	1,032.50	1.24	6.35	Class C	5.00	1,000.00	1,018.95	1.24	6.31
Class I	3.59	1,000.00	1,035.90	0.57	2.93	Class I	5.00	1,000.00	1,022.33	0.57	2.91

2	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.9%
Alabama — 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,969,815
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,191,763
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,890,825
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,667,895
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,887,561
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,959,003
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,348,400	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,242,776
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23, 7.750%	0.000%	10/1/46	2,000,000	1,660,160
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	69,910,000	57,823,959
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,911,873
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,845,485
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,180,000	7,703,123
Total Alabama				125,102,638
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,572,519
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,191,100
Total Alaska				12,763,619
Arizona — 0.7%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	4,027,013
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,916,225
Arizona State IDA, Education Revenue, SD Cred Program, Academies Math & Science	5.000%	7/1/47	1,300,000	1,459,653
Maricopa County, AZ, IDA, Education Revenue, SD Cred Program, Great Hearts Arizona project	5.000%	7/1/52	1,000,000	1,133,470
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,815,980	(b)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,385,813
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,571,480
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,123
Total Arizona				32,295,757

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 20.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	$10,000,000	$10,921,200
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	6,750,000	7,820,685
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,583,765
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	2,065,910
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,588,194
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,246,590
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,414,600	(a)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.250%)	2.030%	4/1/27	27,000,000	27,441,180	(c)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,990,300	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,244,500	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	45,415,424	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,120,885	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,923,247	(a)
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,582,240
California State Health Facilities Financing Authority Revenue:
Kaiser Permanente	4.000%	11/1/38	9,715,000	10,410,011
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	3,250,000	3,776,695
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,703,380
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,775,200	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,869,300
Systemwide	4.000%	11/1/45	1,500,000	1,577,265
California State, GO	5.000%	9/1/35	5,000,000	5,960,500
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,992,900
Various Purpose	5.000%	9/1/35	6,500,000	7,748,650
Various Purpose	5.000%	9/1/36	8,000,000	9,515,680
Various Purpose	4.000%	11/1/37	5,000,000	5,420,400	(e)
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,839,578
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,466,300	(a)
John Muir Health	5.125%	7/1/39	7,280,000	7,753,127

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Methodist Hospital Project, FHA	6.750%	2/1/38	$8,575,000	$9,527,854	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,880,004
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	15,950,000	19,049,564
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,389,558	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	7,866,900	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,399,560
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,032,727	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,993,150
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,712,658
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,480,535
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,088,660	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,206,280
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,229,450
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	4,825,000	5,827,346
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/38	1,000,000	1,204,850
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,524,300
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	13,000,000	15,440,100
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/39	11,020,000	13,145,758
Power System	5.000%	7/1/46	2,000,000	2,334,140
Power System	5.000%	7/1/47	7,500,000	8,844,900
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,522,545	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,540,062
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	78,107,325
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	75,555,000	109,986,925
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	10,600,000	11,376,556
Capital Improvement	6.000%	10/1/39	4,400,000	4,751,780	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,692,760
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,011,200	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,008,850

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	$12,000,000	$12,924,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,734,689
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,689,705
Senior Lien	5.750%	6/1/48	3,700,000	4,147,404
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,561,436
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,432,960
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,642,760
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,645,260
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,199,933
PFC, Grant	6.000%	7/1/39	29,130,000	30,374,142	(a)
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,728,240	(a)
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,780,600	(a)
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,202,300
Arrowhead Project	5.250%	8/1/26	5,000,000	5,358,200
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,697,176
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,240,960	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,929,048	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,337,232	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	28,504,608
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	36,350,760
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,479,400
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,624,762
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,527,629
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,658,150
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,508,200

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	$4,000,000	$4,617,840
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,123,860
Total California				992,365,257
Colorado — 2.6%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,285,760
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	785,000	824,556
Colorado High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,676,955
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,775,520
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,303,655
University of Denver Project	5.000%	3/1/47	4,900,000	5,677,532
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,697,053
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,022,236
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	8,224,350
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	1,700,000	1,881,492	(e)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,000,000	(a)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,612,272
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,951,073
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	64,396,800
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,534,450
Total Colorado				127,863,704
Connecticut — 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,700,917
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,440,036
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,357,202
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,074,340
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,903,050	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	8,320,133	332,805	(l)
Total Connecticut				33,808,350

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$1,145,000	$1,197,430
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	2,735,000	2,776,900
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,520,645
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	15,503,813
Total Delaware				22,998,788
District of Columbia — 0.3%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/42	700,000	720,202
Ingleside Rock Creek Project	5.000%	7/1/52	1,600,000	1,632,256
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,522,720
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,358,300
Total District of Columbia				16,233,478
Florida — 7.6%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,946,800	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	20,179,080	(f)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,865,670
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	10,281,075
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,393,600
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,842,624	(b)
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/19	30,000,000	32,070,600
Coastal	5.000%	6/1/20	20,000,000	22,113,600
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,844,775
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	850,000	853,392
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	17,045	(g)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,030,000	3,209,073	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	4,000,000	3,919,520	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	586,835
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,170,840

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	$5,000,000	$5,662,100
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,242,120
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	4,750,000	5,502,828	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	3,725,000	4,287,773	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,274,063
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,304,223
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,460,340
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,120,610	(a)
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,680,915	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,289,900	(b)(f)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	23,372,844	(f)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,184,981
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/40	3,000,000	3,486,900	(f)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	8,412,465
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	28,336,509
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	20,484,517
Miami International Airport	5.000%	10/1/29	1,535,000	1,720,136	(a)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/42	540,000	620,438
Nicklaus Children’s Hospital	5.000%	8/1/47	6,500,000	7,391,475
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,409,220	(a)
AGC	5.250%	2/1/27	5,500,000	5,840,670	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	7,936,353
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,629,655	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,065,565
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,474,720
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	5,261,860
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,867,532	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,045,260
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,085,650	(a)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	905,000	933,761

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	$850,000	$9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	848,818	602,661	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,798,350
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,101,740
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,082,335
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,471,940	(b)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,781,725
AMBAC	5.200%	10/1/22	1,295,000	1,420,214	(a)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	365,000	393,309
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,214,570
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/47	2,750,000	3,156,615
Total Florida				372,703,380
Georgia — 4.0%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	55,678,500	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,609,897	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,097,170
NATL	5.500%	11/1/27	1,000,000	1,249,330
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,092,350
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,223,380
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	16,515,433
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,153,310
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,439,132
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,885,200	(a)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,074,150
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	654,390

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	$5,000,000	$5,615,900
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,937,500
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	60,000	65,404	(g)
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	549,490
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,947,335	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,131,680	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,554,987	(a)
Total Georgia				196,474,538
Illinois — 6.9%
Chicago, IL, GO	5.000%	1/1/25	1,420,000	1,572,849
Chicago, IL, GO	5.500%	1/1/33	12,510,000	13,549,456
Chicago, IL, GO	6.000%	1/1/38	7,945,000	9,190,617
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,809,510
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,336,180
Green Bond	5.000%	12/1/44	20,000,000	22,294,400
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,752,678	(f)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,545,760	(a)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	3,325,000	3,822,553	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,433,950	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,507,988	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	500,000	567,720	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,448,320
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,796,740	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,136,850
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	2,250,000	2,604,150
General, Senior Lien	5.000%	1/1/41	1,500,000	1,715,805
Senior Lien	5.000%	1/1/42	500,000	565,125	(f)
Senior Lien	5.000%	1/1/47	9,625,000	11,011,193
Senior Lien	5.000%	1/1/47	1,645,000	1,850,839	(f)
Senior Lien	5.000%	1/1/52	1,520,000	1,703,753	(f)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/36	4,025,000	4,508,201
Second Lien	5.000%	1/1/38	1,000,000	1,114,990

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien	5.000%	1/1/39	$2,000,000	$2,193,500
Second Lien	5.000%	1/1/44	6,000,000	6,484,800
Second Lien	5.000%	1/1/47	1,600,000	1,759,968
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,178,690
Second Lien	5.000%	11/1/39	11,840,000	13,041,286
Elk Grove Village, IL, GO	5.000%	1/1/31	1,200,000	1,428,204
Elk Grove Village, IL, GO	5.000%	1/1/34	1,350,000	1,584,833
Elk Grove Village, IL, GO	5.000%	1/1/36	1,300,000	1,516,866
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	19,700,650	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,075,720	(a)
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,641,134	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,687,720
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,646,406
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	29,684	*(h)
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	8,100,000	9,292,725
Illinois State, GO	5.000%	2/1/27	24,345,000	27,248,628
Illinois State, GO	5.000%	2/1/28	2,230,000	2,471,464
Illinois State, GO	5.000%	2/1/29	1,300,000	1,424,475
Illinois State, GO	5.250%	2/1/32	5,525,000	5,879,429
Illinois State, GO	5.000%	1/1/33	2,500,000	2,646,275
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,469,885
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,530,915
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,311,650
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	580,000	643,730
Will County, IL, GO	5.000%	11/15/45	15,350,000	17,373,744
Total Illinois				337,102,008
Indiana — 1.4%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	5,205,000	5,950,564
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	10,225,000	11,724,394
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,253,320	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	$2,000,000	$2,129,920	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,438,200	(f)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,675,164	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,841,250
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,473,400	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,956,000	(f)
Total Indiana				69,442,212
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,997,711
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,421,200
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,288,280
Improvement	5.000%	9/1/45	3,000,000	3,414,150
Total Kansas				14,121,341
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,157,400
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,077,400
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,150,300
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,081,700
Total Kentucky				20,466,800
Louisiana — 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,194,950	(a)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,526,760
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,282,618
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,275,720
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,395,880
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,280,500
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,536,080
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	2,340,000	2,734,009
Total Louisiana				45,226,517

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — 1.4%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	$8,000,000	$8,584,240
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,060,325
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,387,570
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	2,950,000	3,292,170	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,690,138	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,996,037	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,413,133
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,142,740
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,291,325	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,776,000	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	9,153,202	(a)
University of Maryland Medical System	5.000%	7/1/34	470,000	494,971
Total Maryland				68,281,851
Massachusetts — 3.5%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,730,250
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,859,680
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,534,591	(a)
Boston University	5.700%	10/1/40	13,105,000	14,388,897	(a)
Boston University	5.000%	10/1/46	5,000,000	5,771,600
Broad Institute Inc.	5.375%	4/1/41	16,000,000	18,045,600
Farber Cancer Institute	5.000%	12/1/41	3,500,000	4,021,290
Farber Cancer Institute	5.000%	12/1/46	3,500,000	4,000,150
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,118,368
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,669,740
Partners Healthcare System	5.000%	7/1/47	30,400,000	34,649,616
Suffolk University	5.750%	7/1/39	11,635,000	12,653,179	(a)
Suffolk University	5.750%	7/1/39	5,865,000	6,290,799
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,478,692
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,146,392
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,447,038
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,511,190

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	$2,000,000	$2,068,280	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,821,540	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,040,880	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,561,320	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,780,326
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	1,560,000	1,844,934
Green Bond	4.000%	8/1/40	15,000,000	16,103,400
Total Massachusetts				170,537,752
Michigan — 3.6%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,791,280
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,327,375
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	9,980,000	10,943,170	(a)
Second Lien, AGM	6.250%	7/1/36	20,000	21,702
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	3,400,000	3,900,650
Senior Lien	5.000%	7/1/46	17,700,000	19,956,573
Michigan State Building Authority Revenue	5.000%	10/15/46	3,500,000	4,054,190
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	2,885,075
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,793,765
Facilities Program	6.000%	10/15/38	19,820,000	20,936,658	(a)
Facilities Program	6.000%	10/15/38	680,000	717,142
Facilities Program	5.250%	10/15/47	4,100,000	4,719,879
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	8,220,000	8,353,822	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,550,000	2,871,106
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,359,139
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,352,036
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,355,807	(a)

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	$1,660,000	$1,729,056
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,610,475
Michigan State Strategic Fund Ltd. Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,659,368
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	25,747,680	(a)
Total Michigan				177,085,948
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	6,081,487	(a)
Allina Health System	5.250%	11/15/28	5,395,000	5,896,897
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,924,886
Total Minnesota				20,903,270
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,522,540
Missouri — 1.2%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,858,615	(a)
Kansas City, MO, IDA Revenue, Downtown Redevelopment, AMBAC	5.000%	12/1/17	2,105,000	2,125,987	(g)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,535,700	(b)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,611,136	(b)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	24,900,000	26,861,622	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,450,880
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	10,439,657
Total Missouri				58,883,597
Nevada — 0.4%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	17,560,000	18,164,240	(a)
Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,838,294
Total Nevada				20,002,534
New Hampshire — 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	2,720,000	2,759,767

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — continued
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	$2,295,000	$2,327,038
Total New Hampshire				5,086,805
New Jersey — 6.8%
New Brunswick, NJ, Parking Authority Revenue:
AGM, GTD	5.000%	9/1/42	2,250,000	2,593,755	(e)
GTD, BAM	5.000%	9/1/39	4,000,000	4,636,280
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,081,595	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,424,900
New Jersey Institute of Technology Revenue	5.000%	7/1/45	17,500,000	19,753,475
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,162,700
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,940,051
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	14,611,480
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	9,240,000	9,556,655	(f)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,525,900	(f)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,008,470
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,805,725	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,678,515	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,117,190	(f)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,580,463
School Facilities Construction	5.250%	12/15/33	8,310,000	8,556,225
School Facilities Construction	5.250%	12/15/33	4,190,000	4,515,605	(a)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.550%)	2.330%	9/1/27	22,065,000	20,781,038	(c)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.380%	3/1/28	20,000,000	18,814,600	(c)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,841,500
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,599,534	(f)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,186,000	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/37	1,750,000	2,042,460
Hackensack Meridian Health	5.000%	7/1/38	425,000	495,006
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,915,320
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,625,400

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	$4,495,000	$4,727,976
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,327,950
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	29,415,000	30,188,614	(f)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	280,000	283,394
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	5,500,000	3,064,215
Transportation Program	5.250%	6/15/41	13,305,000	14,536,245
Transportation Program	5.000%	6/15/45	5,000,000	5,358,600
Transportation System	5.875%	12/15/38	30,000,000	31,541,100
New Jersey State Turnpike Authority Revenue (SIFMA Municipal Swap Index Yield + 0.680%)	1.470%	1/1/18	10,000,000	10,002,700	(c)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,726,581
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,717,921	(a)
New Jersey State Turnpike Authority Turnpike Revenue	5.000%	1/1/36	5,200,000	5,432,596
New Jersey State Turnpike Authority Turnpike Revenue	5.000%	1/1/36	2,800,000	2,950,584	(a)
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	10,250,300
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,736,040
Total New Jersey				334,694,658
New Mexico — 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,050,000	2,117,773
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	535,000	541,334	(f)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	15,745,572	(a)
Total New Mexico				18,404,679
New York — 7.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,427,248	(a)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	6,050,000	7,186,130
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	11,550,000	13,540,527
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	23,859,000	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	21,490,000	24,303,041
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	7,500,000	8,780,625
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	8,080,000	8,624,996	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Transportation	6.500%	11/15/28	$1,920,000	$2,045,222
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,086,680
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,283,420
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/37	4,250,000	5,003,228
Future Tax Secured	5.000%	5/1/40	9,000,000	10,526,940
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,319,560
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,323,820
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	39,367,300	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	29,719,000
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	10,317,171	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,818,000
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	11,450,000	12,998,154
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	8,108,700	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	16,103,638	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,414,664	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	19,203,221	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	16,399,204	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,490,110	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	31,650,000	37,018,789	(i)
Port Authority of New York & New Jersey Revenue, Consol	5.000%	11/15/46	5,000,000	5,846,050
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	685,000	702,248	(f)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,981,520
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,743,000
Total New York				382,541,206

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	$13,400,000	$14,111,942
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,206,780
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,101,760
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,504,600
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,068,370	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,582,493	(a)
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/42	1,245,000	1,390,603
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	2,750,000	3,058,357
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	8,445,000	9,364,914
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/32	1,100,000	1,283,502
Senior Lien, AGM	5.000%	1/1/39	700,000	816,151
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,578,520	(a)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,941,360
Total North Carolina				78,009,352
Ohio — 0.3%
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	510,000	512,168
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,754,450
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,467,662
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	585,000	599,947
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,579,007	(f)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,803,730	(f)
Total Ohio				12,716,964
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,838,025
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,050,400	(a)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	3,250,000	3,171,772
Total Oklahoma				9,060,197

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	$1,900,000	$2,036,249	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,735,050
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,596,421	(a)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,331,480
Total Oregon				28,699,200
Pennsylvania — 3.1%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,297,992
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,960,000
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,926,900
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,010,176	(f)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,148,813
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,796,984
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,270,400
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,368,600
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,946,219
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,364,800	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,455,220
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,408,898
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,270,893	(a)
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,601,950
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,152,960	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,034,533	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,363,700	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,097,740	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/46	4,965,000	5,604,840
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,457,940	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	455,000	484,598	(g)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,051,835

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, School District, GO	5.000%	9/1/34	$810,000	$898,177
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,326,216
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,834,000
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	4,067,000
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	12,091,170
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,283,800
Total Pennsylvania				153,576,354
Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,810,448
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,455,640
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,025,656	(a)
Total Rhode Island				12,291,744
South Carolina — 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	640,552	(g)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	755,124
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,066,930
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,521,872	(a)
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,975,900
Total South Carolina				20,960,378
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,196,412	(e)
Tennessee — 1.2%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,310,413
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,203,280
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,680,000	(a)
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,259,187
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,649,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	6,041,246
Total Tennessee				61,143,926

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 11.5%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	$4,700,000	$5,389,443
Aldine, TX, ISD, GO, PSF-GTD	5.000%	2/15/45	11,710,000	13,728,101
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	2,350,000	2,718,386
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,865,550	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,481,325	(f)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	4,000,000	4,522,080
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,535,840
Senior Lien	5.000%	1/1/45	4,500,000	5,072,805
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, PSF-GTD	5.000%	8/15/37	3,000,000	3,503,310
Idea Public Schools, PSF-GTD	5.000%	8/15/38	1,855,000	2,161,446
Idea Public Schools, PSF-GTD	5.000%	8/15/40	4,580,000	5,274,282
Idea Public Schools, PSF-GTD	5.000%	8/15/46	2,500,000	2,860,025
Dallas, TX, Waterworks & Sewer System Revenue	5.000%	10/1/46	8,000,000	9,465,440
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, 0.000% until 10/1/23, 5.450%	0.000%	10/1/34	5,000,000	4,792,000
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,243,620
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,000,400	(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	32,758,630	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,499,940	(g)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,208,880
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,746,960
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,043,900
Deer Park Refining Project	5.000%	2/1/23	44,000,000	47,974,080	(a)
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,363,700
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,454,530
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,186,935
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,447,800	(f)
Southwest Airlines Co. Project	5.250%	11/1/40	15,250,000	16,870,007

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	$710,000	$827,214	(f)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	755,000	873,082	(f)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	710,000	819,205	(f)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,272,145
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,612,450
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,053,108
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,172,476
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,883,821
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing Corpus Christi II-A&M University	5.000%	4/1/48	1,250,000	1,346,138
NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	20,582,320
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	54,855,360	(a)
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,331,400
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	6,944,400
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,633,413
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,412,510
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	6,505,000	6,961,261	(a)
First Tier	6.250%	1/1/39	1,495,000	1,590,441
Southside, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/47	5,060,000	5,981,578
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,190,380
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	549,660
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,652,138
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,810,272
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	71,286,410
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,139,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	$15,000,000	$16,638,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,056,000
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,043,600
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,420,520	(f)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,506,700	(f)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	20,104,740
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,698,150
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,628,095	(b)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	853,290
Total Texas				565,898,992
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	14,465,000	10,921,075
Matching Fund Loan	6.000%	10/1/39	4,915,000	3,538,800
Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,418,750
Total U.S. Virgin Islands				16,878,625
Utah — 0.3%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/36	4,000,000	4,687,040	(f)
Salt Lake City, UT, Airport Revenue	5.000%	7/1/37	3,500,000	4,091,430	(f)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,949,098
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,158,937
Total Utah				14,886,505
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue (3 mo. USD LIBOR + 3.000%)	4.311%	12/3/35	6,100,000	6,511,689	(c)(f)
Virginia — 1.6%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	17,962,950
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	5,861,350
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,344,500	(a)

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	$2,000,000	$2,235,060
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,856,465
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	6,940,000	7,927,354	(f)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	9,730,000	11,066,123	(f)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,322,620	(f)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,546,100	(f)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	8,800,000	9,567,184	(f)
Total Virginia				76,689,706
Washington — 0.9%
Port of Seattle, WA, Revenue:
Inter Lien	5.000%	2/1/29	750,000	905,183
Inter Lien	5.000%	2/1/30	2,120,000	2,542,495
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,410,520	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	25,639,974	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,048,000	(b)
Heron’s Key	7.000%	7/1/50	2,150,000	2,195,021	(b)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,433,202	(b)
Total Washington				46,174,395
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,346,395	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,314,040	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,283,300	(a)
Total West Virginia				13,943,735
Wisconsin — 1.0%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,778,891	(f)
Public Finance Authority, WI, Education Revenue:
North Carolina Charter Educational Foundation Project	5.000%	6/15/36	850,000	828,716	(b)
North Carolina Charter Educational Foundation Project	5.000%	6/15/46	2,200,000	2,068,968	(b)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,286,731	(b)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	$9,000,000	$9,839,790
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,483,748
Children’s Hospital	5.375%	8/15/37	2,800,000	3,007,396
Essentia Health, AGC	5.125%	2/15/30	6,475,000	7,003,101
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,786,335	(a)
Total Wisconsin				48,083,676
Wyoming — 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,773,520
Total Investments before Short-Term Investments (Cost — $4,468,389,027)				4,859,408,597
Short-Term Investments — 0.5%
Municipal Bonds — 0.5%
California — 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.830%	10/1/25	300,000	300,000	(f)(j)(k)
California Statewide CDA Revenue, Kaiser Permanente	0.770%	4/1/46	1,000,000	1,000,000	(j)(k)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.750%	4/1/36	100,000	100,000	(j)(k)
Total California				1,400,000
Florida — 0.1%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.840%	8/1/18	3,700,000	3,700,000	(f)(j)(k)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.790%	1/15/27	1,100,000	1,100,000	(j)(k)
Total Florida				4,800,000
Georgia — 0.1%
Heard County, GA, Development Authority Revenue	0.970%	9/1/29	2,700,000	2,700,000	(j)(k)
Maryland — 0.1%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.810%	9/1/43	1,500,000	1,500,000	(j)(k)
Massachusetts — 0.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.790%	7/1/46	300,000	300,000	(j)(k)
New York — 0.1%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.920%	11/1/26	1,400,000	1,400,000	(j)(k)

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.990%	6/15/32	$500,000	$500,000	(j)(k)
SPA-Dexia Credit Local	0.920%	6/15/32	700,000	700,000	(j)(k)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.770%	11/1/41	600,000	600,000	(j)(k)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.810%	11/1/41	1,200,000	1,200,000	(f)(j)(k)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	700,000	700,000	(j)(k)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	300,000	300,000	(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.870%	1/1/32	400,000	400,000	(j)(k)
Total New York				5,800,000
North Carolina — 0.1%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.760%	7/1/36	500,000	500,000	(j)(k)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.780%	10/1/26	735,000	735,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.790%	2/1/34	1,000,000	1,000,000	(j)(k)
Total North Carolina				2,235,000
Texas — 0.0%
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.790%	8/1/37	1,200,000	1,200,000	(j)(k)
Washington — 0.0%
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	0.790%	10/1/29	1,500,000	1,500,000	(j)(k)
Wyoming — 0.0%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.820%	8/15/20	1,190,000	1,190,000	(j)(k)
Total Municipal Bonds (Cost — $22,625,000)				22,625,000

			Shares
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $6,011)	0.934%		6,011	6,011
Total Short-Term Investments (Cost — $22,631,011)				22,631,011
Total Investments — 99.4% (Cost — $4,491,020,038)				4,882,039,608
Other Assets in Excess of Liabilities — 0.6%				28,607,119
Total Net Assets — 100.0%				$4,910,646,727

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

*	Non-income producing security.

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is purchased on a when-issued basis.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The coupon payment on these securities is currently in default as of August 31, 2017.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Western Asset Managed Municipals Fund

Abbreviations used in this schedule (cont’d):
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	5.1%
AA/Aa	34.5
A	39.0
BBB/Baa	13.6
BB/Ba	1.0
B/B	0.9
CCC/Caa	0.1
A-1/VMIG 1	0.5
NR***	5.3
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Managed Municipals Fund

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	778	12/17	$120,717,670	$121,440,938	$723,268

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $4,491,020,038)	$4,882,039,608
Interest receivable	59,735,672
Receivable for securities sold	4,536,181
Receivable for Fund shares sold	4,195,550
Receivable from broker — variation margin on open futures contracts	340,375
Prepaid expenses	198,908
Total Assets	4,951,046,294

Liabilities:
Payable for securities purchased	22,764,485
Payable for Fund shares repurchased	10,066,437
Distributions payable	3,599,542
Investment management fee payable	1,848,527
Service and/or distribution fees payable	762,955
Trustees’ fees payable	5,653
Accrued expenses	1,351,968
Total Liabilities	40,399,567
Total Net Assets	$4,910,646,727

Net Assets:
Par value (Note 7)	$2,983
Paid-in capital in excess of par value	4,686,328,631
Undistributed net investment income	3,726,888
Accumulated net realized loss on investments and futures contracts	(171,154,613)
Net unrealized appreciation on investments and futures contracts	391,742,838
Total Net Assets	$4,910,646,727

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	35

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2017

Net Assets:
Class 1	$20,885,041
Class A	$2,959,473,847
Class C	$653,388,447
Class I	$1,276,899,392

Shares Outstanding:
Class 1	1,273,596
Class A	179,887,097
Class C	39,690,536
Class I	77,491,906

Net Asset Value:
Class 1 (and redemption price)	$16.40
Class A (and redemption price)	$16.45
Class C*	$16.46
Class I (and redemption price)	$16.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.18

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$110,907,555

Expenses:
Investment management fee (Note 2)	10,825,298
Service and/or distribution fees (Notes 2 and 5)	4,533,008
Transfer agent fees (Note 5)	1,533,469
Fund accounting fees	169,903
Registration fees	133,989
Legal fees	113,098
Trustees’ fees	60,030
Audit and tax fees	43,914
Shareholder reports	34,845
Insurance	32,566
Commitment fees (Note 8)	27,496
Custody fees	11,813
Interest expense	3,731
Miscellaneous expenses	41,727
Total Expenses	17,564,887
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(23,842)
Net Expenses	17,541,045
Net Investment Income	93,366,510

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	146,823
Futures contracts	5,399,083
Net Realized Gain	5,545,906
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	67,704,238
Futures contracts	(14,781)
Change in Net Unrealized Appreciation (Depreciation)	67,689,457
Net Gain on Investments and Futures Contracts	73,235,363
Increase in Net Assets From Operations	$166,601,873

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited) and the Year Ended February 28, 2017	August 31	February 28

Operations:
Net investment income	$93,366,510	$180,943,214
Net realized gain (loss)	5,545,906	(8,527,984)
Change in net unrealized appreciation (depreciation)	67,689,457	(166,371,220)
Increase in Net Assets From Operations	166,601,873	6,044,010

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(92,739,241)	(180,164,970)
Decrease in Net Assets From Distributions to Shareholders	(92,739,241)	(180,164,970)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	684,578,714	1,456,657,131
Reinvestment of distributions	72,091,833	143,348,025
Cost of shares repurchased	(664,323,112)	(1,560,623,130)
Increase in Net Assets From Fund Share Transactions	92,347,435	39,382,026
Increase (Decrease) in Net Assets	166,210,067	(134,738,934)

Net Assets:
Beginning of period	4,744,436,660	4,879,175,594
End of period*	$4,910,646,727	$4,744,436,660
*Includes undistributed net investment income of:	$3,726,888	$3,099,619

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$16.15	$16.71	$16.89	$16.22	$17.26	$16.74

Income (loss) from operations:
Net investment income	0.33	0.63	0.64	0.68	0.67	0.68
Net realized and unrealized gain (loss)	0.25	(0.56)	(0.18)	0.66	(1.04)	0.52
Total income (loss) from operations	0.58	0.07	0.46	1.34	(0.37)	1.20

Less distributions from:
Net investment income	(0.33)	(0.63)	(0.64)	(0.67)	(0.67)	(0.68)
Total distributions	(0.33)	(0.63)	(0.64)	(0.67)	(0.67)	(0.68)

Net asset value, end of period	$16.40	$16.15	$16.71	$16.89	$16.22	$17.26
Total return[4]	3.59%	0.38%	2.81%	8.38%	(2.07)%	7.28%

Net assets, end of period (millions)	$21	$21	$23	$25	$25	$30

Ratios to average net assets:
Gross expenses	0.58%[5]	0.56%	0.57%	0.58%	0.63%	0.60%
Net expenses[6]	0.58 [5]	0.56	0.57	0.58	0.63	0.52 [7]
Net investment income	3.99 [5]	3.80	3.86	4.05	4.14	4.00

Portfolio turnover rate	3%	17%	5%	7%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares less the 12b-1 differential of 0.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$16.20	$16.76	$16.95	$16.27	$17.31	$16.79

Income (loss) from operations:
Net investment income	0.32	0.62	0.63	0.66	0.67	0.66
Net realized and unrealized gain (loss)	0.25	(0.57)	(0.19)	0.68	(1.04)	0.52
Total income (loss) from operations	0.57	0.05	0.44	1.34	(0.37)	1.18

Less distributions from:
Net investment income	(0.32)	(0.61)	(0.63)	(0.66)	(0.67)	(0.66)
Total distributions	(0.32)	(0.61)	(0.63)	(0.66)	(0.67)	(0.66)

Net asset value, end of period	$16.45	$16.20	$16.76	$16.95	$16.27	$17.31
Total return[4]	3.54%	0.29%	2.66%	8.33%	(2.08)%	7.14%

Net assets, end of period (millions)	$2,959	$3,004	$3,027	$2,780	$2,787	$3,687

Ratios to average net assets:
Gross expenses	0.68%[5]	0.66%	0.66%	0.66%	0.66%	0.65%
Net expenses	0.67 [5,6]	0.66	0.66	0.66	0.66	0.65
Net investment income	3.91 [5]	3.70	3.77	3.96	4.10	3.87

Portfolio turnover rate	3%	17%	5%	7%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$16.21	$16.77	$16.96	$16.29	$17.32	$16.80

Income (loss) from operations:
Net investment income	0.27	0.52	0.54	0.57	0.58	0.57
Net realized and unrealized gain (loss)	0.25	(0.56)	(0.20)	0.66	(1.03)	0.51
Total income (loss) from operations	0.52	(0.04)	0.34	1.23	(0.45)	1.08

Less distributions from:
Net investment income	(0.27)	(0.52)	(0.53)	(0.56)	(0.58)	(0.56)
Total distributions	(0.27)	(0.52)	(0.53)	(0.56)	(0.58)	(0.56)

Net asset value, end of period	$16.46	$16.21	$16.77	$16.96	$16.29	$17.32
Total return[4]	3.25%	(0.27)%	2.08%	7.65%	(2.56)%	6.54%

Net assets, end of period (millions)	$653	$684	$737	$749	$748	$1,050

Ratios to average net assets:
Gross expenses	1.24%[5]	1.23%	1.23%	1.24%	1.23%	1.21%
Net expenses	1.24 [5,6]	1.23	1.23	1.24	1.23	1.21
Net investment income	3.34 [5]	3.13	3.20	3.39	3.54	3.31

Portfolio turnover rate	3%	17%	5%	7%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$16.23	$16.79	$16.97	$16.30	$17.34	$16.82

Income (loss) from operations:
Net investment income	0.33	0.63	0.64	0.68	0.69	0.68
Net realized and unrealized gain (loss)	0.25	(0.56)	(0.18)	0.66	(1.05)	0.52
Total income (loss) from operations	0.58	0.07	0.46	1.34	(0.36)	1.20

Less distributions from:
Net investment income	(0.33)	(0.63)	(0.64)	(0.67)	(0.68)	(0.68)
Total distributions	(0.33)	(0.63)	(0.64)	(0.67)	(0.68)	(0.68)

Net asset value, end of period	$16.48	$16.23	$16.79	$16.97	$16.30	$17.34
Total return[4]	3.59%	0.38%	2.81%	8.36%	(1.98)%	7.28%

Net assets, end of period (millions)	$1,277	$1,035	$1,067	$940	$690	$992

Ratios to average net assets:
Gross expenses	0.57%[5]	0.58%	0.58%	0.57%	0.61%	0.51%
Net expenses[6]	0.57 [5]	0.58	0.58	0.57	0.57 [7]	0.51 [7]
Net investment income	4.01 [5]	3.78	3.85	4.05	4.19	4.00

Portfolio turnover rate	3%	17%	5%	7%	22%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,859,408,597	—	$4,859,408,597
Short-term investments†:
Municipal bonds	—	22,625,000	—	22,625,000
Money market funds	$6,011	—	—	6,011
Total short-term investments	6,011	22,625,000	—	22,631,011
Total investments	$6,011	$4,882,033,597	—	$4,882,039,608
Other financial instruments:
Futures contracts	723,268	—	—	723,268
Total	$729,279	$4,882,033,597	—	$4,882,762,876

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

46	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. The ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $23,842.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, LMIS and its affiliates retained sales charges of $5,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$13,657	$11,623

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2017, such purchase and sale transactions (excluding accrued interest) were $170,260,000 and $129,680,000, respectively.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$269,522,995
Sales	138,007,736

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,491,020,038	$416,713,795	$(25,694,225)	$391,019,570
Futures contracts	—	723,268	—	723,268

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$723,268

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

48	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$5,399,083

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(14,781)

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$119,148,616

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$340,375	—	$340,375

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$11,595
Class A	$2,186,666	†	735,817
Class C	2,346,342	†	209,501
Class I	—		576,556
Total	$4,533,008		$1,533,469

†	Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2017, the service and/or distribution fees reimbursed amounted to $23,739 and $103 for Class A and Class C shares, respectively.

Waivers/Expense Reimbursements
Class 1	—
Class A	$23,739
Class C	103
Class I	—
Total	$23,842

6. Distributions to shareholders by class

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Net Investment Income:
Class 1	$419,124	$841,943
Class A	56,536,540	113,582,813
Class B1	—	249,584
Class C	11,113,048	22,860,190
Class I	24,670,529	42,630,440
Total	$92,739,241	$180,164,970

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2017		Year Ended February 28, 2017
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	25,748	$419,124	50,737	$841,865
Shares repurchased	(70,312)	(1,140,823)	(108,626)	(1,813,160)
Net decrease	(44,564)	$(721,699)	(57,889)	$(971,295)

50	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

	Six Months Ended August 31, 2017		Year Ended February 28, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	18,146,094	$295,796,424	56,078,878	$923,944,185
Shares issued on reinvestment	2,677,377	43,718,098	5,592,019	93,073,486
Shares repurchased	(26,367,575)	(427,312,662)	(56,800,321)	(931,922,850)
Net increase (decrease)	(5,544,104)	$(87,798,140)	4,870,576	$85,094,821

Class B1
Shares sold	—	—	5,060	$84,898
Shares issued on reinvestment	—	—	10,441	176,010
Shares repurchased	—	—	(1,541,861)	(26,346,762)
Net decrease	—	—	(1,526,360)	$(26,085,854)

Class C
Shares sold	1,049,793	$17,155,566	4,522,867	$75,752,349
Shares issued on reinvestment	548,473	8,961,226	1,095,605	18,246,650
Shares repurchased	(4,075,472)	(66,470,207)	(7,359,757)	(121,971,031)
Net decrease	(2,477,206)	$(40,353,415)	(1,741,285)	$(27,972,032)

Class I
Shares sold	22,906,339	$371,626,724	27,412,287	$456,875,699
Shares issued on reinvestment	1,160,998	18,993,385	1,858,493	31,010,014
Shares repurchased	(10,383,749)	(169,399,420)	(29,030,912)	(478,569,327)
Net increase	13,683,588	$221,220,689	239,868	$9,316,386

[1]

On June 30, 2016, the Fund converted 1,365,285 Class B shares into 1,368,525 Class A shares, valued at $23,415,468. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $27,496. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

Western Asset Managed Municipals Fund 2017 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

9. Capital loss carryforward

As of February 28, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(26,456,127)
2/28/2019	(57,562,287)
$(84,018,414)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $93,331,461, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

52	Western Asset Managed Municipals Fund 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017 and February 29, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset Managed Municipals Fund	53

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/17 SR17-3161

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2017